Schedule of basic and diluted net income loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Numerator:
Consolidated net income (loss)	$ 452	$ (18,711)	$ (5,892)	$ (34,045)	$ (59,607)	$ (69,776)
Denominator:
Denominator for basic net income (loss) per share - weighted-average common stock outstanding	1,660,586	1,170,087	1,581,554	1,167,550	1,176,558	971,467
Effect of dilutive securities:
RSUs	1,123
Denominator for diluted net income (loss) per share - adjusted weighted-average common stock outstanding	1,661,709	1,170,087	1,581,554	1,167,550	1,176,558	971,467
Basic net income (loss) per share	$ 0.27	$ (15.99)	$ (3.73)	$ (29.16)	$ (50.66)	$ (71.83)
Diluted net income (loss) per share	$ 0.27	$ (15.99)	$ (3.73)	$ (29.16)	$ (50.66)	$ (71.83)